Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Other Liabilities, Noncurrent [Abstract]
Accrued self-insurance reserves		$ 54,037	$ 54,781
Other		15,277	14,155
Other long-term liabilities	$ 76,923	$ 69,314	$ 68,936